Stone Ridge U.S. Variance Risk Premium Fund
Stone Ridge U.S. Variance Risk Premium Fund
Stone Ridge U.S. Variance Risk Premium Fund

Supplement

to

Prospectus

and

Statement of Additional Information

dated

February 28, 2014

Important Notice Regarding Change in Investment Policy

Effective February 28, 2015, Stone Ridge U.S. Variance Risk Premium Fund (the “Fund”) will change its name to Stone Ridge U.S. Large Cap Variance Risk Premium Fund.

At the time of the change to the Fund's name, the Fund's policy that, under normal market conditions, at least 80% of the value of the Fund's net assets (plus the amount of any borrowings for investment purposes) will be subject to written put and call options on U.S. securities will be changed to read as follows:
Under normal market conditions, at least 80% of the value of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be subject to written put and call options on U.S. large cap securities.

Stone Ridge Asset Management LLC, the Fund’s investment adviser, currently considers large cap companies to include those companies that, at the time of purchase, have market capitalizations larger than the 1,000th largest U.S. publicly traded company.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference.

December 29, 2014